ACQUISITION OF MORNING STAR (Details) $ in Thousands	Aug. 22, 2023 USD ($) $ / ¥ shares	Dec. 31, 2025 ¥ / $	Dec. 31, 2024 ¥ / $
ACQUISITION OF MORNING STAR
Foreign currency exchange rate | ¥ / $		6.9931	7.2993
Morning Star
ACQUISITION OF MORNING STAR
Shares issued as consideration	1,111,111
Fair value of share consideration | $	$ 49,100
Foreign currency exchange rate | $ / ¥	7.293
Morning Star | Class A Ordinary Shares
ACQUISITION OF MORNING STAR
Shares issued as consideration	3,703
Morning Star | Morning Star
ACQUISITION OF MORNING STAR
Percentage of ownership	100.00%